Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended
	Oct. 15, 2008	Oct. 31, 2008	May 31, 2007	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	May 01, 2007	Apr. 25, 2007 Options To Purchase Units [Member]	Dec. 31, 2012 Unrestricted Stock Awards [Member]	Dec. 31, 2012 Stock Option And Warrant Awards [Member]	Dec. 31, 2012 Stock Awards [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2011 Ipo [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2011 Subordinated Debt [Member]	Dec. 31, 2011 Third Party [Member]
Stockholders Equity Additional Information [Line Items]
Preferred stock, shares authorized				1,000,000		1,000,000
Common stock, shares authorized				50,000,000		50,000,000
Warrants Issued During Period		118,750
Stock Issued During Period Shares Units New Issues			7,312,500
Stock Issued During Period, Shares, New Issues	593,750														2,975,506
Stock Issued During Period, Value, New Issues			$ 58,500,000
Class of Warrant or Right, Outstanding						731,250								3,254,256	2,975,506	160,000	160,000	118,750
Sale of Stock, Price Per Share									$ 8
Options Outstanding Weighted Average Exercise Price				$ 2.33		$ 3.44		$ 3.75		$ 8.8
Class of Warrant or Right, Exercise Price of Warrants or Rights	5.00								5.00	5.5
Warrants Exercisable						1,056,500
Stock Issued During Period Share Warrants Exercised						6,060
Stock Issued During Period Value Of Common Stock and Warrants New Issues	4,800,000
Stock Issued During Period Warrants New Issues	118,750
Class Of Warrant Or Rights Expired Date		Apr. 25, 2012
Stock Units Issued During Period Value New Issues										100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized											2,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											805,582
Stock-based compensation expense				503,000	[1]	1,207,000	[2]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized												$ 2,968,000	$ 52,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition												4 years 3 months 29 days	9 months 22 days

[1]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
[2]	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.